Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1, Level 2 and Level 3	₨ 0
Net provisionally priced financial liabilities	1,864		₨ 29,881	$ 27
Undrawn fund based committed facilities	65,076			941
Cash, bank and current investments	392,461		360,671	5,675
Financial Instruments, Carrying amount	217,510			3,145
Inventories	97,498			1,410
Net debt	269,801		220,917	3,900
Debt	662,262		581,588	9,575	$ 8,409	₨ 745,780
Maximum exposure to credit risk	528,515		438,388	7,642
Structured investments [member]
Disclosure of detailed information about financial instruments [line items]
Cash, bank and current investments	392,461		360,671	5,675
Structured investments [member] | Anglo American Plc [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest fair value	47,717		0	$ 690
Copper sector [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME	(185)	$ (3)	(3,558)
Copper sector [member] | India [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME	₨ 738	$ 11	₨ 3,684